Nature of the Business and Basis of Presentation	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Nature of the Business and Basis of Presentation
Nature of the Business and Basis of Presentation

1. Nature of the Business and Basis of Presentation

Scientific Industries, Inc. and its subsidiaries (the “Company”) design, manufacture, and market a variety of benchtop laboratory equipment and bioprocessing products. The Company is headquartered in Bohemia, New York where it produces benchtop laboratory and pharmacy equipment. Additionally, the Company has a location in Baesweiller, Germany, where it designs and produces a variety of bioprocessing products, and administrative facilities in Orangeburg, New York and Pittsburgh, Pennsylvania related to sales and marketing. The products, which are sold to customers worldwide, include mixers, shakers, stirrers, refrigerated incubators, pharmacy balances and scales, force gauges, bioprocessing sensors and analytical tools. The Company also sublicensed certain patents and technology under a license agreement which expired in August 2021 and received royalty fees from the sublicense.

The accompanying (a) condensed balance sheet as of December 31, 2022, which has been derived from audited financial statements, and (b) unaudited interim condensed consolidated financial statements are prepared pursuant to the Securities and Exchange Commission’s rules and regulations for reporting on Form 10-Q. Accordingly, certain information and notes required by accounting principles generally accepted in the United States for complete financial statements are not included herein. The Company believes all adjustments necessary for a fair presentation of these interim statements have been included and that they are of a normal and recurring nature. These interim statements should be read in conjunction with the Company’s consolidated financial statements and notes thereto, included in its Annual Report on Form 10-KT for the six months transition period of July 1, 2022 through December 31, 2022. The results for the three months ended March 31, 2023 are not necessarily an indication of the results for the full fiscal year ending December 31, 2023.

1. Nature of the Business and Basis of Presentation

Scientific Industries, Inc. and its subsidiaries (the “Company”) design, manufacture, and market a variety of benchtop laboratory equipment and bioprocessing products. The Company is headquartered in Bohemia, New York where it produces benchtop laboratory and pharmacy equipment. Additionally, the Company has two other locations in Pittsburgh, Pennsylvania and Baesweiller, Germany, where it designs and produces a variety of bioprocessing products, and an administrative facility in Orangeburg, New York related to sales and marketing. The products, which are sold to customers worldwide, include mixers, shakers, stirrers, refrigerated incubators, pharmacy balances and scales, force gauges, bioprocessing sensors and analytical tools. The Company also sublicensed certain patents and technology under a license agreement which expired in August 2021 and received royalty fees from the sublicenses.

Change in Fiscal Year

The Company’s Board of Directors approved the change in the Company’s fiscal year end to December 31 from June 30, effective November 9, 2022. As a result of this change, the consolidated financial statements include the Company’s financial results for the six-month transition period of July 1, 2022 through December 31, 2022. The information for the six months ended December 31, 2021 is presented for comparative purposes only and is unaudited.

Restatement of Prior Period

On April 12, 2023, the Company, together with the Audit Committee of the Company's Board of Directors (the "Audit Committee") reached a determination that the Company’s consolidated audited financial statements as of and for the fiscal year ended June 30, 2022 included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission (the “SEC”) and the Company’s consolidated unaudited financial statement as of and for the quarter period ended September 30, 2022 included in the Company’s Quarterly Reports on Form 10-Q filed with the SEC, collectively the “Non-Reliance Periods”, should no longer be relied upon because of material misstatements contained in those consolidated financial statements.

See Note 19 ("Restatement of Prior Period") below for additional information on the audited consolidated financial statements as of and for the year ended June 30, 2022.

See Note 20 ("Quarterly Financial Data (Unaudited)") below for such restated information on the quarter period ended September 30, 2022.

COVID-19 Update

The challenges posed by the COVID-19 pandemic on the global economy affected the Company with minor or temporary disruptions to its operations. The Company took appropriate action and put plans in place to diminish the effects of COVID-19 on its operations, by implementing the Center for Disease Control’s guidelines for employers in order to protect the Company’s employees’ health and safety, with actions such as implementing work from home, social distancing in the workplace, requiring self-quarantine for any employee showing symptoms, wearing face coverings, and training employees on maintaining a healthy work environment. In fiscal years ended June 30, 2020 and 2021 the Company received loans from the Paycheck Protection Program administered by the U.S. Small Business Administration of which all of the loans were repaid or forgiven through the fiscal year ended June 30, 2022. The forgiven loans were recorded in the Company’s statement of operations as “Other Income. The Company has not experienced and does not anticipate any material impact on its ability to collect its accounts receivable due to the nature of its customers. The Company experienced some delays from its supply chain which delayed delivery of some products, however this is deemed temporary and did not affect the Company’s major product – the Vortex-Genie 2. The extent to which the COVID-19 outbreak ultimately impacts the Company’s business, future revenues, results of operations and financial condition will depend on future developments, which are highly uncertain and cannot be predicted, including, but not limited to, the duration and spread of the outbreak, its severity and longevity, the actions to curtail the virus and treat its impact (including an effective vaccine), and how quickly and to what extent normal economic and operating conditions can resume. Even after the COVID-19 outbreak has subsided, the Company may be at risk of experiencing a significant impact to its business as a result of the global economic impact, including any economic downturn or recession that has occurred or may occur in the future.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Scientific Industries, Inc., Scientific Packaging Industries, Inc., an inactive wholly-owned subsidiary, Altamira Instruments, Inc. (“Altamira”), a Delaware corporation and wholly-owned subsidiary (discontinued operation as of November 30, 2020), and Scientific Bioprocessing Holdings, Inc. (“SBHI”), a Delaware corporation and wholly-owned subsidiary, which holds 100% of the outstanding stock of Scientific Bioprocessing, Inc. (“SBI”), a Delaware corporation, and aquila biolabs GmbH (“Aquila”), a German corporation, since its acquisition on April 29, 2021, (all collectively referred to as the “Company”). All material intercompany balances and transactions have been eliminated in consolidation.

Liquidity and Uncertainties

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which contemplate continuation of the Company as a going concern. As of December 31, 2022, the Company expects that it will be able to meet its cash flow needs during the next 12 months from cash on-hand, cash derived from its operations, availability of the Company’s line of credit and if needed, financing through the issuance of additional shares of common stock and warrants to purchase common stock.

The Company’s continued operations is subject to several factors, including market and economic conditions, the Company’s ability to advanced product development and market penetration of our products, and the Company’s ability to negotiate and raise capital.